Leases (Tables)	12 Months Ended
Sep. 30, 2024
Leases [Abstract]
Schedule of Maturities of Lease Liabilities	Maturities of lease liabilities were as follows:
Year ending September 30, 2024	Operating Lease
2025	$1,288,595
2026	1,176,644
2027	1,192,051
2028	1,215,495
2029	1,242,413
From 2030 to June 30, 2038	6,138,428
Total	$12,253,626
Less: amounts representing interest	$2,648,190
Present value of future minimum lease payments	9,605,436
Less: Current obligations	836,591
Long term obligations	$8,768,845
Year ending September 30, 2023	Operating Lease
2024	$639,745
2025	645,325
2026	663,001
2027	681,520
2028	704,401
From 2029 to June 30, 2038	4,898,072
Total	$8,232,064
Less: amounts representing interest	$2,080,860
Present value of future minimum lease payments	6,151,204
Less: Current obligations	346,005
Long term obligations	$5,805,199